INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Current income taxes	$ 163	$ 164		$ 250	$ 296
Deferred income taxes	18	(28)		10	(43)
Income tax expense	$ 181	$ 136	[1]	$ 260	$ 253	[1]
Effective tax rate	70.70%	84.00%		30.10%	78.80%

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.